Total
Destinations Small-Mid Cap Equity Fund
Destinations Small-Mid Cap Equity Fund
Investment objective
Long term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations Small-Mid Cap Equity Fund		Class I	Class Z
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.22%	0.07%
Total Annual Fund Operating Expenses		1.12%	0.97%
Fee Waivers and Expense Reimbursements	[1]	none	none
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[1]	1.12%	0.97%
[1]	The Fund’s adviser, Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2022 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations Small-Mid Cap Equity Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I	114	356	617	1,363
Class Z	99	309	536	1,190

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap® Index or the Russell 2000® Index, which together ranged from approximately $257.1 million to $46.4 billion as of the last reconstitution of the indexes on May 7, 2021. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.
The Fund employs a “multi-manager” strategy whereby Brinker Capital Investments, LLC (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs). When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. A Sub-adviser employing an actively managed strategy will select securities based on its assessment of one or more of a variety of factors about the company or the market.
The Fund may invest a portion of its assets in securities of micro-cap companies (i.e., companies with market capitalizations of less than $1.6 billion). The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the United States, but in some instances, may be headquartered in or doing a substantial portion of their business overseas. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
The Fund’s principal risks include:
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub- advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Value Stocks Risk. The risk that the Fund will underperform when value investing is out of favor or that the Fund’s investments will not appreciate in value as anticipated.
Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.
Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Convertible Securities Risk. Convertible securities generally tend to be of lower credit quality, and the value of a convertible security may change with the value of the underlying common stock or changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past two calendar years and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2020

The Fund’s best and worst calendar quarters
Best Quarter: 29.81% (June 30, 2020)
Worst Quarter: -31.04% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2021 to March 31, 2021 was 13.26%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Average Annual Returns - Destinations Small-Mid Cap Equity Fund	1 Year	Since Inception		Inception Date
Class I	23.62%	14.68%		Mar. 20, 2017
Class Z	23.92%	13.88%	[1]	Jul. 16, 2018
After Taxes on Distributions | Class I	22.93%	13.55%
After Taxes on Distributions and Sale of Fund Shares | Class I	14.32%	11.23%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	17.10%	12.46%		Mar. 20, 2017
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	19.96%	11.14%		Mar. 20, 2017
[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.

The above table compares the Fund’s average annual total returns to those of a broad-based index, the Russell Midcap Index, and a secondary broad-based index, the Russell 2000 Index.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.